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SGI Peak Growth Fund
SUMMARY SECTIONS SGI Peak Growth Fund
Investment Objective
The SGI Peak Growth Fund (for this section only, the "Fund") seeks capital appreciation. There can be no guarantee that the Fund will achieve its investment objective.
Expenses and Fees

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Additionally, you may be required to pay commissions and/or other forms of compensation to an intermediary for transactions in the Fund, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	SGI Peak Growth Fund Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SGI Peak Growth Fund Class I Shares
Management Fees	0.75%
Distribution and/or Service (12b-1) Fees	none
Fund Services Administrative Fee	0.25%
Remaining Other Expenses	0.15%	[1]
Other Expenses	0.40%
Acquired Fund Fees and Expenses	0.85%	[2]
Total Annual Fund Operating Expenses	2.00%	[3]
[1]	Other Expenses are estimated for the current fiscal year.
[2]	Acquired Fund Fees and Expenses ("AFFE") are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange-traded funds, and are estimated for the current fiscal year.
[3]	Summit Global Investments, LLC (the "Adviser"), the Fund's investment adviser, has contractually agreed to waive management fees and reimburse expenses through December 31, 2021 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.70% of the average daily net assets attributable to the Fund's Class I Shares. In determining the Adviser's obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, fund services administrative fee, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2021 without the approval of the Board of Directors of The RBB Fund, Inc. (the "Company"). If at any time the Fund's Total Annual Fund Operating Expenses (not including acquired fund fees and expenses, fund services administrative fee, short sale dividend expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than 1.70% of the average daily net assets attributable to the Fund's Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
SGI Peak Growth Fund | Class I Shares | USD ($)	203	627

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund's performance. No portfolio turnover rate is provided for the Fund because the Fund had not commenced operations prior to the date of this Prospectus.

Principal Investment Strategies

The Fund invests in securities of affiliated and unaffiliated open-end mutual funds and exchange-traded funds ("ETFs") (collectively, "Underlying Funds"). The Fund may allocate assets across six categories of Underlying Funds: domestic equities, foreign equities (including emerging markets securities), domestic investment-grade bonds, domestic high yield bonds (also known as "junk bonds"), foreign investment-grade and high yield bonds, and money market funds.

Under normal circumstances, the Fund will invest primarily in Underlying Funds focusing on domestic equities and large capitalization foreign equities, a lesser amount in Underlying Funds focused on small and mid-capitalization foreign equities and emerging markets, and a small amount in Underlying Funds focused on domestic investment-grade bonds, domestic high yield bonds, foreign investment-grade and high yield bonds, and money market funds.

Summit Global Investments, LLC (the "Adviser") attempts to lower the Fund's market risk by investing in Underlying Funds that seek to lower the overall volatility of the Fund's portfolio as compared to the S&P 500® Index. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index. In addition, the Adviser reviews the idiosyncratic risks associated with each Underlying Fund if these risks are deemed elevated with increased downside risks due to environmental, social and/or governance ("ESG") issues. The Adviser selects Underlying Funds for the Fund that it anticipates will produce a portfolio with less volatility with more capital protection and consistent returns. While the Adviser attempts to manage the Fund's volatility, there is no guarantee that the strategy will be successful or that the Fund's portfolio will not experience periods of volatility.

The Adviser employs a process of assessing Underlying Funds that include ESG issues as part of their investment strategy. The Adviser considers ESG issues to be comprised of one or more of the following actions by companies: demonstrate strong environmental factors, apply extensive sustainability criteria throughout their supply chains, minimize risks and demonstrate best practices regarding air, water and public health; act as socially responsible companies in the communities in which they operate and their record of values and ethics; have strong corporate governance and exhibit excellent labor practices, and show environmental innovation such as energy efficiency and clean energy companies.

The Adviser evaluates how an Underlying Fund uses proxy votes and access to corporate management to improve ESG concerns. This process may include interviews with an Underlying Fund's management and an examination of an Underlying Fund's proxy voting records, prospectus and other reports. The methods that Underlying Funds use to assess ESG issues will vary.

The Fund may focus its investments in a particular industry or sector for the purpose of capitalizing on performance momentum in that industry or sector due to significant changes in market conditions or geopolitical conditions.

The Fund may sell an Underlying Fund if the Adviser identifies fundamental, ESG, or legal risks and/or if the risk/return ranking declines due to increasing risk and/or decreasing return potential. The Fund may also decrease weight in an investment for risk control purposes.

Principal Risks

Loss of money is a risk of investing in the Fund. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The Fund's principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a "principal risk" of investing in the Fund, regardless of the order in which it appears. Different risks may be more significant at different times depending on market conditions or other factors.

•	Affiliated Fund Risk. Affiliated fund risk is the risk that the Adviser may select investments for the Fund based on its own financial interests rather than the Fund's interests. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Funds because the fees paid to the Adviser by some affiliated Underlying Funds may be higher than other Underlying Funds or the Underlying Funds may be in need of assets to enhance their appeal to other investors, liquidity and trading and/or to enable them to carry out their investment strategies. However, the Adviser is a fiduciary to the Fund and is legally obligated to act in the Fund's best interest when selecting Underlying Funds.

•	Currency Risk. Underlying Funds that invest in foreign securities are subject to currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and that may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

•	Cyber Security Risk. Cyber security risk is the risk of an unauthorized breach and access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Fund, the Underlying Funds, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The Fund and its investment adviser have limited ability to prevent or mitigate cyber security incidents affecting third-party service providers, the Underlying Funds, and the Underlying Funds' third-party service providers. Successful cyber-attacks or other cyber-failures or events affecting the Fund, the Underlying Funds, or third-party service providers may adversely impact and cause financial losses to the Fund or its shareholders.

•	Dividend-Paying Securities Risk. Underlying Funds that invest in dividend-paying securities may be subject to the risk that the company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

•	Environmental, Social and Governance Investing Risk. ESG investing risk is the risk stemming from the ESG factors that the Underlying Funds may apply in selecting securities. The Underlying Funds may invest in companies with measurably high ESG ratings relative to their sector peers, and screen out particular companies that do not meet their ESG criteria. This may affect the Underlying Funds' and the Fund's exposure to certain companies or industries and cause the Underlying Funds to forego certain investment opportunities. The Underlying Funds' results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The Underlying Funds may seek to identify companies that they believe may have a societal impact outcome, but investors may differ in their views of what constitutes positive or negative societal impact outcomes. As a result, the Underlying Funds may invest in companies that do not reflect the beliefs and values of any particular investor.

•	Equity Risk. The Underlying Funds' investments in common stock are subject to market, economic and business risks that will cause their price to fluctuate over time. Therefore, an investment in the Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

•	Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF's shares may trade at a market price that is above or below their net asset value ("NAV"); (ii) an active trading market for an ETF's shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally. Certain ETFs may be thinly traded and experience large spreads between the "ask" price quoted by a seller and the "bid" price offered by a buyer.

•	Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Income Risk. The Fund's income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

Interest Rate Risk. The value of the Fund or an Underlying Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of an Underlying Fund's income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in securities that are subject to fluctuations in yield, due to prepayment rates that may be faster or slower than expected.

Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

•	Foreign Custody Risk. An Underlying Fund may hold foreign securities and cash with foreign banks, agents, and securities depositories appointed by the Underlying Fund's custodian (each a "Foreign Custodian"). Some Foreign Custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over or independent evaluation of their operations. Further, the laws of certain countries may place limitations on the Underlying Fund's ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well-regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

•	Foreign Securities Risk. Underlying Funds that invest in foreign securities are subject to special risks, including, but not limited to, currency exchange rate volatility, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investments in emerging market securities by Underlying Funds are subject to higher risks than those in developed countries because there is greater uncertainty in less established markets and economies.

•	Growth Risk. If an Underlying Fund adviser's perceptions of a company's growth potential are wrong, the securities purchased by that Underlying Fund may not perform as expected, thereby reducing the Underlying Fund's and the Fund's return.

•	High-Yield Securities ("Junk Bond") Risk. To the extent that a Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as "junk bonds"), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce an Underlying Fund's ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Underlying Fund may lose its entire investment, which will affect the Underlying Fund's and the Fund's return.

•	Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund's transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund's performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

•	Industry or Sector Focus Risk. To the extent the Fund invests in Underlying Funds that focus their investments in a particular industry or sector, the Fund's shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

•	Large-Capitalization Companies Risk. The stocks of large capitalization companies as a group could fall out of favor with the market, causing an Underlying Fund and the Fund to underperform investments that focus solely on small- or medium- capitalization stocks.

•	Low Volatility Risk. Underlying Funds with investments in low volatility companies are seen as having a lower risk profile than the overall markets. However, a portfolio comprised of low volatility Underlying Funds may not produce investment exposure that has lower variability to changes in market levels. Investing in low volatility Underlying Funds may limit the Fund's gains in rising markets.

•	Management Risk. The Fund is subject to the risk of poor selection in Underlying Funds. The Underlying Funds may not perform as well as expected, and/or the Fund's portfolio management practices may not work to achieve their desired result.

•	Market Risk. The NAV of the Fund will change with changes in the market value of its portfolio positions. Investors may lose money. Although the Fund will invest in Underlying Funds that the Adviser believes will produce less volatility, there is no guarantee that the Underlying Funds will perform as expected. The prices of securities held by the Underlying Funds may decline in response to conditions affecting the general economy, overall market changes, local, regional or global political, social or economic instability, and currency, interest rate and commodity price fluctuations.

•	Mid-Capitalization Companies Risk. The stocks of mid-capitalization companies that the Underlying Funds may invest in may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

•	New Fund Risk. The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

•	Opportunity Risk. As with all mutual funds, the Fund is subject to the risk of missing out on an opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Small-Capitalization Companies Risk. Small-cap companies that the Underlying Funds may invest in may be more volatile than, and not as readily marketable as, those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Additionally, the trading volume of small-cap company securities may make them more difficult to sell than those of larger companies. Moreover, the lack of an efficient market for the securities may make them difficult to value.

•	Underlying Funds Risk. Investing in Underlying Funds may result in duplication of expenses, including advisory fees, in addition to the Fund's own expenses. The Fund's investment performance and its ability to achieve its investment objective are directly related to the performance of the Underlying Funds in which it invests. The risk of owning an Underlying Fund generally reflects the risks of owning the underlying investments the Underlying Fund holds. The Fund may incur brokerage fees in connection with its purchase of ETF shares.

Performance Information

Performance information for the Fund is not included because the Fund had not commenced operations prior to the date of this prospectus. Performance information will be available once the Fund has at least one calendar year of performance. Updated performance information may be obtained at www.sgiam.com or by calling 1-855-744-8500.